Convertible Debentures	12 Months Ended
Dec. 31, 2025
Convertible Debentures [Abstract]
CONVERTIBLE DEBENTURES

NOTE 12 — CONVERTIBLE DEBENTURES

On August 21, 2025, Fort Technology issued unsecured convertible debentures in an aggregate principal amount of CAD 5,000 thousand (approximately $3,630 thousand) (the “Convertible Debentures”). The Convertible Debentures mature on August 21, 2027 and bear interest at 10% per annum, payable quarterly in cash.

The holders of the Convertible Debentures may convert the principal amount into units of Fort Technology at any time from issuance up to maturity at a conversion price of $1.86 per unit. Each unit consists of one common share and one warrant. Each warrant entitles the holder to purchase one additional common share at an exercise price of $1.86 per share and is exercisable until August 21, 2030. Any unconverted principal is repayable in cash at maturity.

The Convertible Debentures are accounted for as debt and are subsequently measured at amortized cost using the effective interest method. Interest expense includes contractual coupon interest and the amortization of any discount and issuance costs and is presented within financial expense, net.

Total issuance costs were $408, consisting of (i) $242 related to common shares issued to advisors and certain investors and (ii) $166 of cash fees paid to advisors and certain investors. Issuance costs attributable to the Convertible Debentures were recorded as a debt discount and are amortized to interest expense over the term of the Convertible Debentures using the effective interest method.

Because the Company participated in the financing, any Convertible Debentures held by the Company are eliminated in consolidation. Accordingly, the Convertible Debentures are presented in the consolidated financial statements only to the extent held by external investors.

As of December 31, 2025, no amounts under the Convertible Debentures had been converted into units of Fort Technology. The principal amount of the Convertible Debentures held by external investors was $2,033, and the carrying amount was $1,685, net of unamortized discount and issuance costs of $348. Total interest expense recognized on the Convertible Debentures for the year ended December 31, 2025 was $135.